Capital - Summary of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Additional paid in capital	₩ 25,322	₩ 25,335	₩ 25,358
Other capital surplus	1,806	1,806	1,806
Total	₩ 27,128	₩ 27,141	₩ 27,164